Segmentation of key figures (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Interest income	$ 294	$ 110		$ 43
Impairment charges and fair value gains on financial assets, net	11	(256)		(132)
Additions to restructuring provisions	(534)	(194)		(343)
Equity-based compensation of Novartis equity plans	(1,011)	(924)		(846)
Continuing operations
Disclosure of operating segments [line items]
Equity-based compensation of Novartis equity plans		(924)		(846)
Property, plant and equipment [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(1,717)	(1,520)		(1,489)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(304)	(157)		(102)
Intangible assets and goodwill [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(3,639)	(3,690)		(3,861)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(1,232)	(709)		(591)
Operating segments [member] | Innovative Medicines | Continuing operations
Disclosure of operating segments [line items]
Impairment charges and fair value gains on financial assets, net	107	(42)	[1]	(55)	[1]
Additions to restructuring provisions	(395)	(122)	[1]	(236)	[1]
Equity-based compensation of Novartis equity plans	(645)	(593)	[1]	(582)	[1]
Operating segments [member] | Innovative Medicines | Property, plant and equipment [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(1,075)	(916)	[1]	(883)	[1]
Impairment loss (reversal of impairment loss) recognised in profit or loss	(239)	(84)	[1]	(93)	[1]
Operating segments [member] | Innovative Medicines | Intangible assets and goodwill [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(2,214)	(2,167)	[1]	(2,346)	[1]
Impairment loss (reversal of impairment loss) recognised in profit or loss	(592)	(591)	[1]	(524)	[1]
Operating segments [member] | Sandoz | Continuing operations
Disclosure of operating segments [line items]
Additions to restructuring provisions	(32)	(61)		(46)
Equity-based compensation of Novartis equity plans	(53)	(52)		(47)
Operating segments [member] | Sandoz | Property, plant and equipment [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(285)	(270)		(260)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(60)	(73)		(2)
Operating segments [member] | Sandoz | Intangible assets and goodwill [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(366)	(447)		(450)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(249)	(61)		(65)
Operating segments [member] | Alcon | Continuing operations
Disclosure of operating segments [line items]
Impairment charges and fair value gains on financial assets, net	17	(29)	[1]
Additions to restructuring provisions	(13)	(8)	[1]	(36)	[1]
Equity-based compensation of Novartis equity plans	(93)	(71)	[1]	(53)	[1]
Operating segments [member] | Alcon | Property, plant and equipment [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(235)	(217)	[1]	(229)	[1]
Impairment loss (reversal of impairment loss) recognised in profit or loss	(3)			(5)	[1]
Operating segments [member] | Alcon | Intangible assets and goodwill [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(1,052)	(1,066)	[1]	(1,053)	[1]
Impairment loss (reversal of impairment loss) recognised in profit or loss	(391)	(57)	[1]	(2)	[1]
Operating segments [member] | Corporate | Continuing operations
Disclosure of operating segments [line items]
Impairment charges and fair value gains on financial assets, net	(113)	(185)		(77)
Additions to restructuring provisions	(94)	(3)		(25)
Equity-based compensation of Novartis equity plans	(220)	(208)		(164)
Operating segments [member] | Corporate | Property, plant and equipment [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(122)	(117)		(117)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(2)	0		(2)
Operating segments [member] | Corporate | Intangible assets and goodwill [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	$ (7)	$ (10)		$ (12)

[1]	Restated to reflect the product transfers between the Innovative Medicines and Alcon Divisions that was effective as of January 1, 2018